Restricted net assets (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Restricted net assets
Percentage of after-tax income required to be transferred to statutory general reserve fund	10.00%
Reserve level threshold for mandatory appropriation requirement (as a percent)	50.00%
Restricted net assets	303,366	311,399